(LOSS) PER SHARE	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
16.	(LOSS) PER SHARE

Common stock equivalents (other than the Exchangeable Shares), options and warrants were excluded from the computation of diluted loss per share for the year ended March 31, 2017 and 2016, after retrospective adjustment for a change in accounting policy (Note 2), as their effects are anti-dilutive.